Related Party Transactions - Founder Shares (Details) - USD ($)					3 Months Ended	12 Months Ended
	Nov. 08, 2020	Aug. 26, 2020	Jul. 29, 2020	Jul. 13, 2020	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Nov. 08, 2018
Related Party Transaction [Line Items]
Common shares, shares outstanding (in shares)					17,694,228	11,228,371
Common stock, shares issued					17,694,228	11,228,371	9,392,682
Star Peak Energy Transition Corp [Member]
Related Party Transaction [Line Items]
Aggregate purchase price						$ 376,932,978
Star Peak Energy Transition Corp [Member] | Private Placement
Related Party Transaction [Line Items]
Aggregate purchase price					$ 1.50	$ 1.50
Number of shares transferred (in shares)					6,733,333	6,733,333
Star Peak Energy Transition Corp [Member] | Founder Shares
Related Party Transaction [Line Items]
Number of shares subject to forfeiture (in shares)		472,874	1,312,500
Percentage of issued and outstanding shares after the Initial Public Offering collectively held by initial stockholders			20.00%
Star Peak Energy Transition Corp [Member] | Sponsor
Related Party Transaction [Line Items]
Number of shares transferred (in shares)				10,062,500
Star Peak Energy Transition Corp [Member] | Sponsor | Private Placement
Related Party Transaction [Line Items]
Number of shares with respect to which stock dividend is effected		447,801
Star Peak Energy Transition Corp [Member] | Sponsor | Founder Shares
Related Party Transaction [Line Items]
Aggregate purchase price					$ 25,000	$ 25,000
Number of shares transferred (in shares)			40,000
Star Peak Energy Transition Corp [Member] | Class A shares
Related Party Transaction [Line Items]
Common shares, shares outstanding (in shares)					29,717,672	14,082,976
Percentage of issued and outstanding shares after the Initial Public Offering collectively held by initial stockholders					20.00%	20.00%
Stock price trigger to transfer, assign or sell any shares or warrants of the company, after the completion of the initial business combination (in dollars per share)					$ 11.50	$ 11.50
Common stock, shares issued					29,717,672	14,082,976
Star Peak Energy Transition Corp [Member] | Class A shares | Founder Shares
Related Party Transaction [Line Items]
Stock price trigger to transfer, assign or sell any shares or warrants of the company, after the completion of the initial business combination (in dollars per share)					$ 12.00	$ 12.00
Star Peak Energy Transition Corp [Member] | Class A shares | Sponsor | Founder Shares
Related Party Transaction [Line Items]
Threshold period for not to transfer, assign or sell any of their shares or warrants after the completion of the initial business combination						1 year
Threshold trading days for transfer, assign or sale of shares or warrants, after the completion of the initial business combination						20 days
Threshold consecutive trading days for transfer, assign or sale of shares or warrants, after the completion of the initial business combination						30 days
Threshold period after the business combination in which the 20 trading days within any 30 trading day period commences						150 days
Transfer, Assign Or Sell Any Shares Or Warrants After Completion Of Initial Business Combination, Threshold Trading Days						20 days
Star Peak Energy Transition Corp [Member] | Common Class B
Related Party Transaction [Line Items]
Common shares, shares outstanding (in shares)				10,062,500	9,589,626	9,589,626	10,062,500
Percentage of issued and outstanding shares after the Initial Public Offering collectively held by initial stockholders				20.00%
Class B common stock forfeited (in shares)						472,874
Common stock, shares issued					9,589,626	9,589,626	10,062,500	2,875,000
Star Peak Energy Transition Corp [Member] | Common Class B | Over-allotment
Related Party Transaction [Line Items]
Class B common stock forfeited (in shares)		472,874
Star Peak Energy Transition Corp [Member] | Common Class B | Sponsor | Founder Shares
Related Party Transaction [Line Items]
Number of shares issued	2,875,000
Aggregate purchase price	$ 25,000
Threshold period for not to transfer, assign or sell any of their shares or warrants after the completion of the initial business combination					1 year
Stock price trigger to transfer, assign or sell any shares or warrants of the company, after the completion of the initial business combination (in dollars per share)	$ 0.0001
Threshold trading days for transfer, assign or sale of shares or warrants, after the completion of the initial business combination					20 days
Threshold consecutive trading days for transfer, assign or sale of shares or warrants, after the completion of the initial business combination					30 days	30 days
Threshold period after the business combination in which the 20 trading days within any 30 trading day period commences					150 days
Transfer, Assign Or Sell Any Shares Or Warrants After Completion Of Initial Business Combination, Threshold Trading Days					20 days